Share Capital and Share Premium - Schedule of Share Capital (Details) - Ordinary shares [member]	Sep. 30, 2025 USD ($) shares
(Class A) [Member]
Disclosure of classes of share capital [line items]
Beginning balance (in Shares) | shares	11,000,000	[1]
Beginning balance	$ 11,000
Balance ending (in Shares) | shares	11,000,000	[1]
Balance ending	$ 11,000
(Class B) [Member]
Disclosure of classes of share capital [line items]
Beginning balance (in Shares) | shares		[1]
Beginning balance
Balance ending (in Shares) | shares		[1]
Balance ending
Subscription receivable [Member]
Disclosure of classes of share capital [line items]
Beginning balance
Balance ending
Additional Paid-in Capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	3,463,898
Balance ending	$ 3,463,898

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.